SCHEDULE OF PREPAID EXPENSES (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Reclassification [Line Items]
Prepaid expenses	$ 58,693	$ 178,425
Prepaid rent	7,500	7,500
Total		185,925
Prepaid inventories	248,374
Total		178,425
Reclassification [Member]
Reclassification [Line Items]
Prepaid expenses		5,577
Prepaid rent		7,500
Prepaid inventories		165,348
Total	$ 314,567	$ 178,425